Related Party Transactions - Additional Information (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Compensation received by the key management personnel	$ 31,427	$ 32,799	$ 32,163